STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS' EQUITY

12. STOCKHOLDERS’ EQUITY

Equity Financings

ATM Offering

The Company has entered into an Open Market Sale Agreement SM with Jefferies LLC (“Jefferies”), dated November 29, 2019, as amended by Amendment No. 1 dated October 30, 2020, Amendment No. 2 dated February 17, 2021 and Amendment No. 3, dated June 1, 2021 (as amended, the “Sale Agreement”), under which the Company may issue and sell shares of its common stock, par value $0.001 per share, from time to time through Jefferies (the “ATM Offering”). In June and July 2021, the Company filed prospectus supplements with the SEC in connection with the offer and sale of up to an aggregate of $200 million of common stock pursuant to the Sale Agreement of which $97.8 million of common stock remain available for future issuance as of June 30, 2022. Sales of common stock under the Sale Agreement are made by any method that is deemed to be an ATM offering as defined in Rule 415(a)(4) of the Securities Act of 1933, as amended, including but not limited to sales made directly on or through the Nasdaq Stock Market or any other existing trading market for the Company’s common stock. The Company may sell shares of its common stock efficiently from time to time but has no obligation to sell any of its common stock and may at any time suspend offers under the Sale Agreement or terminate the Sale Agreement. Subject to the terms and conditions of the Sale Agreement, Jefferies will use its commercially reasonable efforts to sell common stock from time to time, as the sales agent, based upon the Company’s instructions, which include a prohibition on sales below a minimum price set by the Company from time to time. The Company has provided Jefferies with customary indemnification rights, and Jefferies is entitled to a commission at a fixed rate equal to 3.0% of the gross proceeds for each sale of common stock under the Sale Agreement. The Company did not sell any shares of common stock pursuant to the Sale Agreement during the three and six months ended June 30, 2022. The Company raised $136.8 million of net proceeds from the sale of 47.1 million shares of common stock at a weighted-average price of $2.99 per share during the six months ended June 30, 2021. The Company raised $64.3 million of net proceeds from the sale of 16.5 million shares of common stock at a weighted-average price of $4.02 per share during the three months ended June 30, 2021. Share issuance costs, including sales agent commissions, related to the ATM Offering totaled $2.0 million and $4.2 million during the three and six months ended June 30, 2021, respectively.

Preferred Stock

Pursuant to its Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), the Company is authorized to issue 5.0 million shares of “blank check” preferred stock, $0.001 par value per share, which enables its board of directors, from time to time, to create one or more series of preferred stock. Each series of preferred stock issued shall have the rights, preferences, privileges and restrictions as designated by the board of directors. The issuance of any series of preferred stock could affect, among other things, the dividend, voting and liquidation rights of the Company’s common stock. The Company had no preferred stock issued and outstanding as of June 30, 2022 and 2021.

Common Stock

Following approval by the Company’s stockholders on May 3, 2021, an amendment became effective to the Certificate of Incorporation that increased the number of authorized shares of common stock from 200 million to 400 million, of which approximately 199 million shares were issued and outstanding as of June 30, 2022 and December 31, 2021. In addition, the Company had reserved for issuance the following amounts of shares of its common stock for the purposes described below as of June 30, 2022 and December 31, 2021 (in thousands):

		December 31,
	June 30, 2022	2021
Shares of common stock issued	199,464	199,464
Shares of common stock reserved for issuance for:
Warrants	199	199
Stock options	17,161	15,703
Restricted stock units	8,063	3,041
Shares available for grant under 2014 Stock Incentive Plan	3,076	8,933
Shares available for sale under 2014 Employee Stock Purchase Plan	2,300	2,300
Total shares of common stock issued and reserved for issuance	230,263	229,640

The voting, dividend and liquidation rights of holders of shares of common stock are subject to and qualified by the rights, powers and preferences of holders of shares of preferred stock. Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders; provided, however, that, except as otherwise required by law, holders of common stock shall not be entitled to vote on any amendment to the Company’s Certificate of Incorporation that relates solely to the terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together as a class with the holders of one or more such series, to vote thereon. There shall be no cumulative voting.

Dividends may be declared and paid on the common stock from funds lawfully available thereof as and when determined by the board of directors and subject to any preferential dividend or other rights of any then-outstanding preferred stock. The Company has never declared or paid, and for the foreseeable future does not expect to declare or pay, dividends on its common stock.

Upon the dissolution or liquidation of the Company, whether voluntary or involuntary, holders of common stock will be entitled to receive all assets of the Company available for distribution to its stockholders, subject to any preferential or other rights of any then-outstanding preferred stock.

Warrants

All of the Company’s outstanding warrants are non-tradeable and equity-classified because they meet the derivative scope exception under ASC Topic 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity. The following table sets forth the Company’s warrant activity for the three months ended June 30, 2022 (in thousands):

	Exercise			December 31,				June 30,
Issued	Price		Expiration	2021	Issued	(Exercised)	(Cancelled)	2022
Mar-2018	$0.55	*	Mar-2023	132	—	—	—	132
Nov-2017	$0.55	*	Nov-2022	12	—	—	—	12
May-2015	$11.83		Nov-2024	28	—	—	—	28
Nov-2014	$11.04		Nov-2024	27	—	—	—	27
				199	—	—	—	199
*

Exercise price shown (i) reflects modification and (ii) is subject to further adjustment based on down round provision added by amendment described in “Item 15. Exhibits and Financial Statement Schedules — Note 12. Stockholders’ Equity (Deficit)” in the audited annual consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021.

12. STOCKHOLDERS’ EQUITY DEFICIT

Equity Financings

ATM Offering

In November 2019, the Company entered into an Open Market Sale Agreement SM (the “Sale Agreement”) with Jefferies LLC (“Jefferies”), under which the Company may issue and sell shares of its common stock, par value $0.001 per share, from time to time (the “ATM Offering”) for an aggregate sales price of up to $35 million through Jefferies. In October 2020 and February 2021, the Company entered into Amendments No. 1 and No. 2 to the Sale Agreement, respectively. Amendments No. 1 and No. 2 modified the Sale Agreement to reflect that the Company may issue and sell shares of its common stock from time to time for an aggregate sales price of up to an additional $50.0 million and $34.5 million, respectively. In June 2021, the Company entered into Amendment No. 3 to the Sale Agreement, which modified the Sale Agreement to remove the maximum dollar amount of shares of common stock that may be sold pursuant to the Sale Agreement. In June and July 2021, the Company filed prospectus supplements with the SEC in connection with the offer and sale of up to an aggregate of $200 million of common stock pursuant to the Sale Agreement. Sales are made by any method that is deemed to be an ATM offering as defined in Rule 415(a)(4) of the Securities Act of 1933, as amended, including but not limited to sales made directly on or through the Nasdaq Global Market or any other existing trading market for the Company’s common stock. The Company may sell shares of its common stock efficiently from time to time but has no obligation to sell any of its common stock and may at any time suspend offers under the Sale Agreement or terminate the Sale Agreement. Subject to the terms and conditions of the Sale Agreement, Jefferies will use its commercially reasonable efforts to sell common stock from time to time, as the sales agent, based upon the Company’s instructions, which include a prohibition on sales below a minimum price set by the Company from time to time. The Company has provided Jefferies with customary indemnification rights, and Jefferies is entitled to a commission at a fixed rate equal to 3.0% of the gross proceeds for each sale of common stock under the Sale Agreement. The Company raised $175.0 million of net proceeds from the sale of 56.9 million shares of common stock at a weighted-average price of $3.17 per share during the year ended December 31, 2021, compared to $38.0 million of net proceeds from the sale of 33.4 million shares of common stock at a weighted-average price of $1.17 per share during the year ended December 31, 2020. Share issuance costs, including sales agent commissions, related to the ATM Offering totaled $5.4 million and $1.2 million during the year ended December 31, 2021 and 2020, respectively.

June 2019 Financing

In June 2019, the Company raised $27.8 million of net proceeds from the sale of 20.4 million shares of common stock and accompanying warrants to purchase an additional 20.4 million shares of common stock in an underwritten public offering (the “June 2019 Financing”). The combined purchase price for each share of common stock and accompanying warrant was $1.47. Subject to certain ownership limitations, the warrants issued in the June 2019 Financing were exercisable immediately upon issuance at an exercise price of $1.47 per share, subject to adjustments as provided under the terms of such warrants, and had a one-year term that expired on June 21, 2020.

Preferred Stock

Pursuant to its Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), the Company is authorized to issue 5.0 million shares of “blank check” preferred stock, $0.001 par value per share, which enables its board of directors, from time to time, to create one or more series of preferred stock. Each series of preferred stock issued shall have the rights, preferences, privileges and restrictions as designated by the board of directors. The issuance of any series of preferred stock could affect, among other things, the dividend, voting and liquidation rights of the Company’s common stock. The Company had no preferred stock issued and outstanding as of December 31, 2021 and 2020.

Common Stock

Following approval by the Company’s stockholders on May 3, 2021, an amendment became effective to the Certificate of Incorporation that increased the number of authorized shares of common stock from 200 million to 400 million, of which 199 million and 140 million shares were issued and outstanding as of December 31, 2021 and 2020, respectively. In addition, the Company had reserved for issuance the following amounts of shares of its common stock for the purposes described below as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Shares of common stock issued	199,464	140,450
Shares of common stock reserved for issuance for:
Warrants	199	2,247
Stock options	15,703	10,147
RSUs	3,041	—
Shares available for grant under 2014 Stock Incentive Plan	8,933	4,863
Shares available for sale under 2014 Employee Stock Purchase Plan	2,300	—
Total shares of common stock issued and reserved for issuance	229,640	157,707

The voting, dividend and liquidation rights of holders of shares of common stock are subject to and qualified by the rights, powers and preferences of holders of shares of preferred stock. Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders; provided, however, that, except as otherwise required by law, holders of common stock shall not be entitled to vote on any amendment to the Company’s Certificate of Incorporation that relates solely to the terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together as a class with the holders of one or more such series, to vote thereon. There shall be no cumulative voting.

Dividends may be declared and paid on the common stock from funds lawfully available thereof as and when determined by the board of directors and subject to any preferential dividend or other rights of any then-outstanding preferred stock. The Company has never declared or paid, and for the foreseeable future does not expect to declare or pay, dividends on its common stock.

Upon the dissolution or liquidation of the Company, whether voluntary or involuntary, holders of common stock will be entitled to receive all assets of the Company available for distribution to its stockholders, subject to any preferential or other rights of any then-outstanding preferred stock.

Warrants

All of the Company’s outstanding warrants are non-tradeable and equity-classified because they meet the derivative scope exception under ASC Topic 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815-40”). The following table sets forth the Company’s warrant activity for the year ended December 31, 2021 (in thousands):

	Exercise			December 31,				December 31,
Issued	Price		Expiration	2020	Issued	(Exercised)	(Cancelled)	2021
Jun-2019	$1.47		Jun-2020	—	—	—	—	—
Mar-2018	$0.55	*	Mar-2023	1,705	—	(1,573)	—	132
Nov-2017	$0.55	*	Nov-2022	487	—	(475)	—	12
May-2015	$11.83		Nov-2024	28	—	—	—	28
Nov-2014	$11.04		Nov-2024	27	—	—	—	27
				2,247	—	(2,048)	—	199
*	Exercise price shown (i) reflects modification described below and (ii) subject to further adjustment based on down round provision added by amendment described below.

During the year ended December 31, 2021, the Company received proceeds of $1.1 million from the exercises of 1.6 million 2018 Warrants and 0.5 million 2017 Warrants.

Warrant Modifications

In October 2019, the Company entered into transactions with holders of its outstanding 2018 Warrants and 2017 Warrants to purchase the Company’s common stock. At such time, the 2018 Warrants and 2017 Warrants utilized the same form of warrant, which contained a prohibition on variable rate transactions (as defined therein). Warrant holders agreed to waive such prohibition in exchange for certain concessions from the Company. Management evaluated the warrants after modifications and determined that they continued to be equity-classified under the derivative scope exception of ASC 815-40. The warrants were revalued immediately before and immediately after the modifications to calculate the $1.1 million incremental value of the modified warrants. The Company considers this incremental value to be akin to an offering cost since the modifications were directly related to enabling the ATM Offering and would not have otherwise been incurred. Therefore, in the fourth quarter of 2019, management initially capitalized the $1.1 million to deferred financing cost asset, with an offsetting credit to additional paid-in capital, and then reclassified the deferred financing cost asset to reduce the ATM Offering proceeds within equity as proceeds were received from sales of common stock under the ATM Offering.

2018 Warrants

In October 2019, the Company entered into transactions with the holders of its outstanding 2018 Warrants pursuant to which such holders either (i) exercised their warrants pursuant to a Warrant Exercise Agreement (the “2018 Warrant Exercise Agreements”) or (ii) amended their warrants pursuant to a Warrant Amendment Agreement (the “2018 Warrant Amendment Agreements”). As consideration for those holders executing the 2018 Warrant Exercise Agreements, the Company reduced the exercise price of the warrants from $1.20 to $0.60 per share of the Company’s common stock, resulting in proceeds of $2.0 million from the exercise of 3.4 million warrants. Pursuant to the 2018 Warrant Amendment Agreements, the prohibition on certain variable rate transactions included in the 2018 Warrants was amended to exclude ATM offerings and the exercise price of the warrants was reduced from $1.20 to the lesser of (a) $0.95 per share of common stock and (b) the exercise price as determined from time to time pursuant to the anti-dilution provisions in the 2018 Warrant Amendment Agreements. During the second quarter of 2020, the anti-dilution provision was triggered to lower the exercise price of the warrants to $0.55; as such, the Company recognized a deemed dividend of approximately $0.1 million which reduced the income available to common stockholders. As the Company has an accumulated deficit balance, there is no overall impact to additional paid-in capital, as the deemed dividend is recorded as offsetting debit and credit entries to additional paid-in capital. Therefore, the amounts were not presented on the Statement of Stockholders’ (Deficit) Equity.

In connection with the 2018 Warrant Exercise Agreements and 2018 Warrant Amendment Agreements, the Company entered into an amendment to the Securities Purchase Agreement dated March 21, 2018 related to the March 2018 Financing, by and among the Company and each purchaser identified on the signature pages thereto, with certain holders representing greater than 50.1% of the securities issued based on initial subscription amounts, pursuant to which the prohibition on variable rate transactions, including ATM offerings, was deleted in its entirety.

2017 Warrants

In October 2019, the Company entered into transactions with the holders of its outstanding 2017 Warrants pursuant to which such holders either (i) exercised their warrants pursuant to a Warrant Exercise Agreement (the “2017 Warrant Exercise Agreements”) or (ii) amended their warrants pursuant to a Warrant Amendment Agreement (the “2017 Warrant Amendment Agreements”). As consideration for those holders executing the 2017 Warrant Exercise Agreements, the Company reduced the exercise price of the warrants from $0.80 to $0.55 per share of the Company’s common stock. Pursuant to the 2017 Warrant Amendment Agreements, the prohibition on certain variable rate transactions, including ATM offerings, included in the 2017 Warrants was deleted in its entirety and the exercise price of the warrants was reduced from $0.80 to the lesser of (a) $0.55 per share of common stock and (b) the exercise price as determined from time to time pursuant to the anti-dilution provisions in the 2017 Warrant Amendment Agreements. As of December 31, 2021, there has been no adjustment to the exercise price of these warrants.